LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
LOSS PER SHARE
Schedule for computing loss per share

	For the Year Ended December 31,
	2022	2023	2024

	(RMB, except share data)
Numerator:
Net loss available to ordinary shareholders of the Company—basic and diluted	(2,008,005)	(1,957,543)	(2,038,536)
Denominator:
Weighted average number of ordinary shares outstanding	1,015,265,686	1,040,680,392	1,045,269,866
Basic and diluted loss per share	(1.98)	(1.88)	(1.95)

Schedule of weighted average number of shares excluded from calculation of diluted loss per share.

	For the Year Ended December 31,
	2022	2023	2024
Share options	15,028,082	7,194,850	4,941,477
Restricted share units	21,358,045	18,970,100	32,663,733